Related Parties (Details)		12 Months Ended
	Mar. 21, 2024 USD ($)	Jun. 30, 2026 AUD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 AUD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2026 USD ($)	Apr. 27, 2026 AUD ($)	Apr. 24, 2026 USD ($)	Sep. 21, 2025 AUD ($)	Jun. 30, 2025 USD ($)	Jun. 21, 2025 AUD ($)
Related Parties [Line Items]
Conversion of related party loan				$ 4,998,512
Principal amounts of related party
Unsecured loan receivable		$ 6,529,191				$ 4,590,000
Shares percentage		51.00%	51.00%
First Promissory Note [Member]
Related Parties [Line Items]
Principal amounts of related party	$ 450,000
Second Promissory Note [Member]
Related Parties [Line Items]
Accrued interest				74,892	$ 24,964
Principal amounts of related party	$ 500,000
Due to related party										$ 615,000
Remaining due of current liabilities										$ 335,000
Second Promissory Note [Member] | Non Adjusting Events After Reporting Period [Member]
Related Parties [Line Items]
Accrued unpaid interest									$ 165,000		$ 165,000
Top of Range [Member]
Related Parties [Line Items]
Accrued interest					$ 24,964
Bottom of Range [Member]
Related Parties [Line Items]
Accrued interest				$ 74,892
JSKS Enterprises Pty Ltd [Member]
Related Parties [Line Items]
Interest rate					6.00%
Energreen Nutrition Australia Pty Ltd. [Member]
Related Parties [Line Items]
Interest rate		6.00%	6.00%	6.00%	6.00%
Hailing Fan [Member]
Related Parties [Line Items]
Principal amounts of related party		$ 6,529,191	$ 4,590,000
Unsecured loan receivable		$ 6,529,191				$ 4,590,000
Advanced loans							$ 3,672,000	$ 918,000
Gary Seaton [Member] | Soon Soon Oilmills Sdn Bhd. [Member]
Related Parties [Line Items]
Shares percentage		20.00%	20.00%